Accumulated other comprehensive (loss)/income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amount	$ (411,701)	$ 2,153,979	$ (638,863)
Beginning balance	29,225,736
Ending balance	(30,122,179)	29,225,736
Reclassification Of Accumulated Other Comprehensive Income Loss	0
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	29,225,736	(34,682,888)	30,951,837
Other comprehensive income/(loss)	(59,347,915)	63,908,624	(65,634,725)
Ending balance	$ (30,122,179)	$ 29,225,736	$ (34,682,888)